Capital Management (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of objectives, policies and processes for managing capital [abstract]
Debt	₨ 42,506		₨ 43,290
Less: cash and cash equivalents and fixed deposits lien marked towards term loans	(6,237)		(6,404)
Net debt	36,269		36,886
Equity	₨ 18,933	$ 200	₨ 20,129	₨ 18,072
Net debt to Equity ratio	191.57%	191.57%	183.24%